Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Revenues	$ 1,885	$ 539	$ 2,972
Cost of revenues	3,117	1,637	2,957
Gross profit (loss)	(1,232)	(1,098)	15
Selling and marketing expenses	1,535	2,569	3,033
General and administrative expenses	4,818	6,503	6,016
Operating loss	(7,585)	(10,170)	(9,034)
Financial expenses, net	152	19	77
Net and comprehensive loss	$ (7,737)	$ (10,189)	$ (9,111)
Loss per ordinary share - basic and diluted (U.S. dollars)	$ (1.09)	$ (3.45)	$ (3.71)